Schedule of investments
Delaware Strategic Income II Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 16.22%
Fannie Mae Connecticut Avenue Securities Series 2018-C05 1M2 2.442% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 •	1,046,370	$1,058,912
Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-HQA1 M2 2.392% (LIBOR01M + 2.30%) 9/25/30 •	1,048,224	1,063,304
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.142% (LIBOR01M + 2.05%) 11/25/49 #, •	682,162	684,545
Series 2020-DNA2 M2 144A 1.942% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	2,000,000	2,016,281
Series 2020-HQA2 M2 144A 3.192% (LIBOR01M + 3.10%) 3/25/50 #, •	2,500,000	2,539,058
Series 2021-DNA1 M2 144A 1.818% (SOFR + 1.80%) 1/25/51 #, •	1,000,000	1,005,207
Series 2021-DNA3 M2 144A 2.118% (SOFR + 2.10%) 10/25/33 #, •	850,000	868,196
Series 2021-HQA1 M2 144A 2.268% (SOFR + 2.25%) 8/25/33 #, •	1,500,000	1,519,714
Series 2021-HQA2 M2 144A 2.067% (SOFR + 2.05%) 12/25/33 #, =, •	2,000,000	2,006,229
Total Agency Collateralized Mortgage Obligations (cost $12,639,545)		12,761,446

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities — 2.26%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.173% 7/25/27 #, •	325,000	$361,810
Series 2017-K71 B 144A 3.881% 11/25/50 #, •	325,000	357,782
Series 2018-K72 B 144A 4.117% 12/25/50 #, •	325,000	362,611
Series 2018-K86 C 144A 4.436% 11/25/51 #, •	630,000	694,611
Total Agency Commercial Mortgage-Backed Securities (cost $1,771,194)		1,776,814

Agency Mortgage-Backed Securities — 0.96%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	293,501	306,255
Fannie Mae S.F. 20 yr 2.50% 1/1/41	204,222	211,900
Freddie Mac S.F. 20 yr 2.00% 4/1/41	228,979	233,760
Total Agency Mortgage-Backed Securities (cost $755,472)		751,915

Convertible Bond — 1.13%
Cheniere Energy 4.25% exercise price $138.38, maturity date 3/15/45	1,046,000	891,409
Total Convertible Bond (cost $815,344)		891,409

Corporate Bonds — 46.72%
Banking — 3.56%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	425,000	432,799
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, μ, ψ	300,000	363,510
BBVA Bancomer 144A 6.75% 9/30/22 #	412,000	438,294
JPMorgan Chase & Co. 2.58% 4/22/32 μ	40,000	41,081
Natwest Group 8.625% 8/15/21 μ, ψ	1,150,000	1,160,977
SVB Financial Group 4.10% 2/15/31 μ, ψ	120,000	121,799
Truist Financial 4.95% 9/1/25 μ, ψ	120,000	132,120

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Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	105,000	$108,772
		2,799,352
Basic Industry — 5.52%
AngloGold Ashanti Holdings 3.75% 10/1/30	500,000	517,890
CSN Inova Ventures 144A 6.75% 1/28/28 #	420,000	465,045
First Quantum Minerals
144A 6.875% 10/15/27 #	800,000	872,760
144A 7.50% 4/1/25 #	200,000	208,027

Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	345,000	410,136
Methanex 5.25% 12/15/29	665,000	717,369
Metinvest 144A 7.65% 10/1/27 #	460,000	511,681
PowerTeam Services 144A 9.033% 12/4/25 #	170,000	187,212
Sasol Financing USA 4.375% 9/18/26	435,000	450,771
		4,340,891
Brokerage — 1.90%
Charles Schwab 4.00% 6/1/26 μ, ψ	60,000	62,700
Jefferies Group 6.50% 1/20/43	1,035,000	1,432,988
		1,495,688
Capital Goods — 1.68%
Spirit AeroSystems 144A 5.50% 1/15/25 #	450,000	479,497
Standard Industries
144A 3.375% 1/15/31 #	94,000	90,105
144A 5.00% 2/15/27 #	19,000	19,701

TransDigm 144A 6.25% 3/15/26 #	165,000	174,281
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	500,000	557,200
		1,320,784
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 6.27%
Altice Financing 144A 5.00% 1/15/28 #	635,000	$624,195
Altice France Holding 144A 6.00% 2/15/28 #	515,000	513,548
ATP Tower Holdings 144A 4.05% 4/27/26 #	425,000	438,132
B2W Digital 144A 4.375% 12/20/30 #	405,000	406,371
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	130,000	136,345
LCPR Senior Secured Financing DAC 144A 6.75% 10/15/27 #	340,000	367,351
Sprint 7.875% 9/15/23	570,000	648,276
Terrier Media Buyer 144A 8.875% 12/15/27 #	290,000	314,306
Time Warner Cable 7.30% 7/1/38	480,000	701,890
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	545,000	582,206
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	200,000	196,755
		4,929,375
Consumer Cyclical — 4.77%
Carnival
144A 5.75% 3/1/27 #	230,000	241,212
144A 7.625% 3/1/26 #	267,000	290,362

Ford Motor Credit 4.542% 8/1/26	200,000	218,070
General Motors Financial 5.70% 9/30/30 μ, ψ	55,000	61,737
HTA Group 144A 7.00% 12/18/25 #	540,000	576,661
Jaguar Land Rover Automotive 144A 5.875% 1/15/28 #	455,000	480,305
L Brands 144A 9.375% 7/1/25 #	330,000	427,411
MGM Resorts International 4.75% 10/15/28	100,000	106,450
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	85,000	89,127

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(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Schaeffler 2.875% 3/26/27	EUR	230,000	$293,350
Scientific Games International 144A 8.25% 3/15/26 #		480,000	515,390
Six Flags Entertainment 144A 4.875% 7/31/24 #		95,000	96,069
Yuzhou Group Holdings 7.70% 2/20/25		415,000	356,393
			3,752,537
Consumer Non-Cyclical — 3.78%
Auna 144A 6.50% 11/20/25 #		430,000	445,538
Bausch Health
144A 5.50% 11/1/25 #		120,000	123,270
144A 6.25% 2/15/29 #		134,000	132,700

MHP 144A 7.75% 5/10/24 #		390,000	424,581
Ortho-Clinical Diagnostics 144A 7.25% 2/1/28 #		357,000	390,647
Pilgrim's Pride 144A 5.875% 9/30/27 #		86,000	91,702
Rede D'or Finance 144A 4.50% 1/22/30 #		440,000	452,265
Tenet Healthcare
144A 4.25% 6/1/29 #		180,000	182,475
144A 6.125% 10/1/28 #		105,000	112,191
6.875% 11/15/31		270,000	307,849

Ulker Biskuvi Sanayi 144A 6.95% 10/30/25 #		290,000	315,018
			2,978,236
Energy — 7.33%
CNX Resources 144A 6.00% 1/15/29 #		475,000	514,242
Crestwood Midstream Partners 144A 6.00% 2/1/29 #		296,000	310,430
Electricite de France 3.00% 9/3/27 μ, ψ	EUR	200,000	245,818
Energy Transfer 6.50% 11/15/26 μ, ψ		60,000	61,320
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Geopark 144A 5.50% 1/17/27 #		385,000	$389,335
Lukoil Securities 144A 3.875% 5/6/30 #		620,000	656,214
Murphy Oil
5.875% 12/1/27		245,000	256,056
6.375% 7/15/28		175,000	184,748

NuStar Logistics 6.375% 10/1/30		90,000	99,688
PDC Energy 5.75% 5/15/26		310,000	324,238
Petroleos Mexicanos 5.95% 1/28/31		480,000	466,920
Southwestern Energy 7.75% 10/1/27		445,000	483,379
TechnipFMC 144A 6.50% 2/1/26 #		840,000	907,223
Tullow Oil 144A 10.25% 5/15/26 #		415,000	436,578
UEP Penonome II 144A 6.50% 10/1/38 #		423,967	434,308
			5,770,497
Finance Companies — 0.75%
Aviation Capital Group 144A 5.50% 12/15/24 #		525,000	593,896
			593,896
Insurance — 1.52%
Brighthouse Financial 4.70% 6/22/47		250,000	278,141
HUB International 144A 7.00% 5/1/26 #		334,000	347,216
MetLife 3.85% 9/15/25 μ, ψ		130,000	136,988
USI 144A 6.875% 5/1/25 #		425,000	431,594
			1,193,939
Real Estate — 1.18%
Aroundtown 2.00% 11/2/26	EUR	400,000	510,169
Iron Mountain 144A 5.25% 7/15/30 #		395,000	418,667
			928,836
Technology — 0.26%
Broadcom 144A 3.469% 4/15/34 #		195,000	206,462
			206,462

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Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation — 5.00%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	600,000	$737,219
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		625,000	497,606
ASG Finance Designated Activity 144A 7.875% 12/3/24 #		405,000	397,912
DAE Funding 144A 3.375% 3/20/28 #		470,000	481,945
Delta Air Lines 7.375% 1/15/26		777,000	912,296
Mileage Plus Holdings 144A 6.50% 6/20/27 #		450,000	496,012
Rutas 2 and 7 Finance 144A 2.932% 9/30/36 #, ^		475,000	345,171
United Airlines
144A 4.375% 4/15/26 #		30,000	31,093
144A 4.625% 4/15/29 #		30,000	31,088
			3,930,342
Utilities — 3.20%
Calpine
144A 5.00% 2/1/31 #		105,000	104,685
144A 5.125% 3/15/28 #		201,000	204,802
144A 5.25% 6/1/26 #		299,000	308,408

Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #		430,000	438,611
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	400,000	489,826
Oryx Funding 144A 5.80% 2/3/31 #		460,000	486,809
Pacific Gas and Electric 3.30% 8/1/40		68,000	61,555
PG&E 5.25% 7/1/30		415,000	420,119
			2,514,815
Total Corporate Bonds (cost $35,120,856)			36,755,650

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 2.91%
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	$248,763
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	450,000	465,611
Hardee's Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	1,492,500	1,579,393
Total Non-Agency Asset-Backed Securities (cost $2,192,500)		2,293,767

Non-Agency Collateralized Mortgage Obligations — 8.91%
Connecticut Avenue Securities Trust
Series 2019-R07 1M2 144A 2.192% (LIBOR01M + 2.10%) 10/25/39 #, •	667,228	669,985
Series 2020-R01 1M2 144A 2.142% (LIBOR01M + 2.05%, Floor 2.05%) 1/25/40 #, •	1,176,090	1,180,922
Sequoia Mortgage Trust
Series 2014-1 B3 144A 3.929% 4/25/44 #, •	916,149	951,416
Series 2017-5 B2 144A 3.838% 8/25/47 #, •	1,359,186	1,403,123
Series 2017-6 B2 144A 3.767% 9/25/47 #, •	1,359,608	1,400,499
Series 2017-7 B2 144A 3.742% 10/25/47 #, •	1,363,853	1,403,286
Total Non-Agency Collateralized Mortgage Obligations (cost $7,035,987)		7,009,231

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(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 1.37%
DB-JPM Mortgage Trust Series 2016-C1 B 4.195% 5/10/49 •	1,000,000	$1,076,463
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,077,344)		1,076,463

Loan Agreements — 5.77%
Acrisure Tranche B 3.604% (LIBOR01M + 3.50%) 2/15/27 •	221,782	219,675
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	875,442	890,106
AssuredPartners 3.604% (LIBOR01M + 3.50%) 2/12/27 •	333,979	332,548
BWay Holding 3.354% (LIBOR01M + 3.25%) 4/3/24 •	206,240	201,655
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	207,375	207,850
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 5/1/28 •	475,000	476,113
Gentiva Health Services Tranche B-1 2.875% (LIBOR01M + 2.75%) 7/2/25 •	220,275	220,069
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	149,250	150,089
Grupo Aeromexico Sociedad Anonima Bursatil de Capital Variable
9.00% (LIBOR03M + 8.00%) 12/31/21 =, •	80,000	80,000
13.456% (LIBOR03M + 12.50%) 8/19/22 •	180,755	180,086

Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	554,400	550,242
Informatica 2nd Lien 7.125% 2/25/25 •	77,000	78,925
		Principal amount°	Value (US $)

Loan Agreements (continued)

Stars Group Holdings 3.647% (LIBOR03M + 3.50%) 7/10/25 •		93,392	$93,734
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •		240,000	240,000
Terrier Media Buyer Tranche B 3.604% (LIBOR01M + 3.50%) 12/17/26 •		37,432	37,302
Ultimate Software Group 1st Lien 3.854% (LIBOR01M + 3.75%) 5/4/26 •		310,294	310,832
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%) 8/27/25 •		270,832	271,961
Total Loan Agreements (cost $4,483,344)			4,541,187

Sovereign Bonds — 7.77%
Brazil — 0.43%
Brazilian Government International Bond 4.75% 1/14/50		350,000	340,571
			340,571
Egypt — 1.21%
Egypt Government International Bonds
144A 5.75% 5/29/24 #		517,000	551,639
144A 7.60% 3/1/29 #		364,000	400,892
			952,531
El Salvador — 0.68%
El Salvador Government International Bond 144A 7.65% 6/15/35 #		584,000	535,878
			535,878
Honduras — 0.61%
Honduras Government International Bond 144A 5.625% 6/24/30 #		456,000	479,484
			479,484
Indonesia — 0.22%
Indonesia Treasury Bond 6.125% 5/15/28	IDR	2,527,000,000	174,537
			174,537

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Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds (continued)
Ivory Coast — 0.77%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		574,000	$607,275
			607,275
Malaysia — 0.58%
Malaysia Government Bond 3.955% 9/15/25	MYR	1,804,000	458,824
			458,824
Mexico — 0.11%
Mexican Bonos 8.50% 5/31/29	MXN	1,500,000	82,878
			82,878
Mongolia — 0.87%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		647,000	685,011
			685,011
Peru — 0.53%
Peruvian Government International Bond 144A 5.35% 8/12/40 #	PEN	1,794,000	413,589
			413,589
Senegal — 0.73%
Senegal Government International Bond 144A 6.75% 3/13/48 #		564,000	571,169
			571,169
Uruguay — 0.17%
Uruguay Government International Bond 8.50% 3/15/28	UYU	5,400,000	128,857
			128,857
Uzbekistan — 0.86%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #		636,000	678,911
			678,911
Total Sovereign Bonds (cost $5,958,459)			6,109,515

	Principal amount°	Value (US $)

Supranational Bank — 0.54%
Banque Ouest Africaine de Developpement 144A 4.70% 10/22/31 #	390,000	$422,971
Total Supranational Bank (cost $410,280)		422,971

US Treasury Obligations — 1.77%
US Treasury Notes
1.25% 6/30/28	335,000	335,550
1.625% 5/15/31	1,040,000	1,056,087
Total US Treasury Obligations (cost $1,367,419)		1,391,637
	Number of shares
Short-Term Investments — 0.81%
Money Market Mutual Funds — 0.81%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	159,613	159,613
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	159,613	159,613
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	159,613	159,613

6    NQ-QSV [6/21] 8/21 (1751139)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	159,613	$159,613
Total Short-Term Investments (cost $638,452)		638,452

Total Value of Securities—97.14% (cost $74,266,196)		76,420,457
Receivables and Other Assets Net of Liabilities—2.86%		2,251,406
Net Assets Applicable to 8,015,925 Shares Outstanding—100.00%		$78,671,863
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $50,712,549, which represents 64.46% of the Fund's net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts were outstanding at June 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	EUR	(905,000)	USD	1,098,973	9/17/21	$24,072
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
NQ-QSV [6/21] 8/21 (1751139)    7

Schedule of investments
Delaware Strategic Income II Fund (Unaudited)
Summary of abbreviations: (continued)
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TD – TD Bank
yr – Year
Summary of currencies:
EUR – European Monetary Unit
IDR – Indonesia Rupiah
MXN – Mexican Peso
MYR – Malaysia Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguay Peso
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